UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Equity Long/Short Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 143.7%

	COMMON STOCKS – 143.7%

	Aerospace & Defense – 2.8%

7,700	Boeing Company	$1,444,751

20,200	Spirit AeroSystems Holdings Inc.	1,100,698
	Total Aerospace & Defense	2,545,449

	Airlines – 3.7%

9,800	Copa Holdings SA, Class A	1,107,792

21,100	Delta Air Lines, Inc.	1,036,643

20,500	Southwest Airlines Co.	1,231,845
	Total Airlines	3,376,280

	Auto Components – 1.3%

28,200	BorgWarner Inc.	1,198,782

	Automobiles – 0.5%

41,000	Ford Motor Company	455,920

	Banks – 7.1%

74,400	Bank of America Corporation	1,667,304

22,900	JPMorgan Chase & Co.	1,881,235

21,100	SunTrust Banks, Inc.	1,126,107

26,200	Synovus Financial Corp.	1,071,056

18,000	Zions Bancorporation	721,260
	Total Banks	6,466,962

	Biotechnology – 8.6%

11,400	Alexion Pharmaceuticals Inc., (2)	1,117,542

9,100	Amgen Inc.	1,412,684

4,900	Biogen Inc., (2)	1,214,073

11,500	Celgene Corporation, (2)	1,315,715

9,700	Gilead Sciences, Inc.	629,433

20,000	Ionis Pharmaceuticals, Inc., (2)	915,800

9,700	Vertex Pharmaceuticals Inc., (2)	1,198,920
	Total Biotechnology	7,804,167

	Building Products – 1.2%

17,600	Owens Corning	1,098,240

	Capital Markets – 7.0%

21,700	Bank New York Mellon	1,022,504

27,000	E*Trade Group Inc., (2)	934,470

28,400	Morgan Stanley	1,185,416

NUVEEN	1

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

9,100	MSCI Inc., Class A	$925,743

15,300	Raymond James Financial Inc.	1,105,731

8,500	S&P Global, Inc.	1,213,885
	Total Capital Markets	6,387,749

	Chemicals – 2.1%

10,300	Celanese Corporation, Series A	891,465

41,900	Huntsman Corporation	1,001,410
	Total Chemicals	1,892,875

	Communications Equipment – 4.9%

34,500	Cisco Systems, Inc.	1,087,785

8,500	F5 Networks, Inc., (2)	1,089,105

10,600	Harris Corporation	1,188,896

37,700	Juniper Networks Inc.	1,105,741
	Total Communications Equipment	4,471,527

	Construction & Engineering – 1.2%

21,600	Jacobs Engineering Group, Inc.	1,132,272

	Construction Materials – 1.1%

11,000	Eagle Materials Inc.	1,037,300

	Containers & Packaging – 3.5%

19,800	Berry Plastics Corporation, (2)	1,148,202

82,800	Graphic Packaging Holding Company	1,118,628

16,000	WestRock Company	870,720
	Total Containers & Packaging	3,137,550

	Diversified Telecommunication Services – 1.0%

17,700	CenturyLink Inc.	441,615

367,000	Frontier Communications Corporation	480,770
	Total Diversified Telecommunication Services	922,385

	Electric Utilities – 0.8%

20,000	Exelon Corporation	726,200

	Electrical Equipment – 1.2%

13,800	Regal-Beloit Corporation	1,092,960

	Electronic Equipment, Instruments & Components – 1.2%

37,500	Jabil Circuit Inc.	1,122,000

	Energy Equipment & Services – 0.8%

60,500	Rowan Companies Inc., Class A	728,420

	Equity Real Estate Investment Trusts – 1.7%

7,300	American Tower Corporation, REIT	957,687

2	NUVEEN

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

22,000	Tanger Factory Outlet Centers	$573,320
	Total Equity Real Estate Investment Trusts	1,531,007

	Food & Staples Retailing – 4.4%

7,300	Costco Wholesale Corporation	1,317,139

15,600	Walgreens Boots Alliance Inc.	1,263,912

18,100	Wal-Mart Stores, Inc.	1,422,660
	Total Food & Staples Retailing	4,003,711

	Food Products – 2.5%

30,500	ConAgra Foods, Inc.	1,175,470

18,300	Tyson Foods, Inc., Class A	1,049,322
	Total Food Products	2,224,792

	Health Care Providers & Services – 10.7%

8,400	Aetna Inc.	1,216,824

14,900	Centene Corporation, (2)	1,082,187

17,400	Davita Inc., (2)	1,152,924

19,100	Express Scripts, Holding Company, (2)	1,141,225

14,000	HCA Holdings Inc., (2)	1,146,740

7,600	McKesson HBOC Inc.	1,239,484

9,000	UnitedHealth Group Incorporated	1,576,620

6,700	Wellcare Health Plans Inc., (2)	1,151,060
	Total Health Care Providers & Services	9,707,064

	Health Care Technology – 1.2%

16,800	Veeva Systems Inc., Class A, (2)	1,067,472

	Hotels, Restaurants & Leisure – 7.3%

17,900	Carnival Corporation	1,146,853

13,200	Darden Restaurants, Inc.	1,173,876

5,500	Dominos Pizza Inc.	1,164,460

19,300	Dunkin Brands Group Inc.	1,129,243

19,100	Hyatt Hotels Corporation, Class A, (2)	1,102,070

8,700	Royal Caribbean Cruises Limited	958,566
	Total Hotels, Restaurants & Leisure	6,675,068

	Independent Power & Renewable Electricity Producers – 1.6%

41,450	AES Corporation	484,136

75,000	Calpine Corporation, (2)	963,750
	Total Independent Power & Renewable Electricity Producers	1,447,886

	Insurance – 2.2%

3,400	Everest Reinsurance Group Ltd	865,810

10,600	Prudential Financial, Inc.	1,111,410
	Total Insurance	1,977,220

NUVEEN	3

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Internet and Direct Marketing Retail – 1.3%

8,100	Expedia, Inc.	$1,164,618

	Internet Software & Services – 1.2%

12,300	VeriSign, Inc., (2)	1,108,968

	IT Services – 3.8%

4,500	Alliance Data Systems Corporation	1,085,085

23,800	Booz Allen Hamilton Holding	938,672

11,700	MasterCard, Inc.	1,437,696
	Total IT Services	3,461,453

	Machinery – 4.9%

27,900	Allison Transmission Holdings Inc.	1,080,288

14,900	Crane Company	1,155,942

23,800	Donaldson Company, Inc.	1,141,448

16,800	Oshkosh Truck Corporation	1,060,416
	Total Machinery	4,438,094

	Media – 5.3%

16,300	AMC Networks Inc., Class A, (2)	863,574

13,700	CBS Corporation, Class B	837,207

38,600	Discovery Communications Inc., Class A, (2)	1,022,900

33,200	Live Nation Inc., (2)	1,145,068

171,800	Sirius XM Holdings Inc.	901,950
	Total Media	4,770,699

	Multiline Retail – 1.8%

18,100	Kohl’s Corporation	695,583

22,900	Nordstrom, Inc.	957,220
	Total Multiline Retail	1,652,803

	Oil, Gas & Consumable Fuels – 3.4%

20,600	Marathon Petroleum Corporation	1,072,024

36,400	PBF Energy Inc.	703,248

97,400	Whiting Petroleum Corporation, (2)	687,644

18,100	World Fuel Services Corporation	639,654
	Total Oil, Gas & Consumable Fuels	3,102,570

	Personal Products – 0.5%

8,800	Nu Skin Enterprises, Inc., Class A	482,944

	Pharmaceuticals – 0.7%

2,800	Allergan PLC	626,500

	Professional Services – 2.5%

11,000	Manpower Inc.	1,120,570

24,200	Robert Half International Inc.	1,125,058
	Total Professional Services	2,245,628

4	NUVEEN

Shares	Description (1)	Value

	Real Estate Management & Development – 0.5%

16,000	Realogy Holdings Corporation	$487,360

	Road & Rail – 1.1%

3,800	Norfolk Southern Corporation	471,314

8,200	Ryder System, Inc.	544,644
	Total Road & Rail	1,015,958

	Semiconductors & Semiconductor Equipment – 2.6%

7,700	Lam Research Corporation	1,194,809

31,500	Teradyne Inc.	1,119,825
	Total Semiconductors & Semiconductor Equipment	2,314,634

	Software – 9.5%

13,400	Citrix Systems, (2)	1,106,036

36,700	Microsoft Corporation	2,563,128

33,100	Oracle Corporation	1,502,409

12,700	Red Hat, Inc., (2)	1,137,539

15,100	Synopsys Inc., (2)	1,130,537

11,900	VMware Inc., (2)	1,156,085
	Total Software	8,595,734

	Specialty Retail – 9.6%

19,200	Best Buy Co., Inc.	1,140,288

11,400	Burlington Store Inc., (2)	1,115,490

15,000	Foot Locker, Inc.	891,150

29,200	Gap, Inc.	657,000

10,300	Home Depot, Inc.	1,581,153

18,900	Ross Stores, Inc.	1,208,088

96,700	Staples, Inc.	878,036

16,600	TJX Companies, Inc.	1,248,486
	Total Specialty Retail	8,719,691

	Technology Hardware, Storage & Peripherals – 7.4%

22,100	Apple, Inc.	3,375,996

65,100	HP Inc.	1,221,276

26,300	NCR Corporation, (2)	1,013,339

27,200	NetApp, Inc.	1,101,328
	Total Technology Hardware, Storage & Peripherals	6,711,939

	Textiles Apparel & Luxury Goods – 1.3%

11,100	PVH Corporation	1,176,045

	Trading Companies & Distributors – 2.2%

10,000	United Rentals Inc., (2)	1,087,300

15,000	WESCO International Inc., (2)	917,250
	Total Trading Companies & Distributors	2,004,550

NUVEEN	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 2.5%

76,500	Sprint Corporation, (2)			$649,485

16,500	Telephone and Data Systems Inc.			470,745

17,000	T-Mobile US Inc., (2)			1,146,140
	Total Wireless Telecommunication Services			2,266,370
	Total Long-Term Investments (cost $116,159,329)			130,577,816

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.8%

	REPURCHASE AGREEMENTS – 2.8%

$2,570	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/17, repurchase price $2,569,506, collateralized by $2,480,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $2,621,338	0.090%	6/01/17	$2,569,500
	Total Short-Term Investments (cost $2,569,500)			2,569,500
	Total Investments (cost $118,728,829) – 146.5%			133,147,316

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (79.2)% (3)

	Air Freight & Logistics – (0.8)%

(7,000)	United Parcel Service, Inc., Class B			$(741,790)

	Automobiles – (0.9)%

(2,300)	Tesla Motors Inc., (2)			(784,323)

	Beverages – (2.4)%

(12,500)	Brown-Forman Corporation, Class B			(649,375)

(8,100)	Molson Coors Brewing Company, Class B			(767,799)

(15,200)	Monster Beverage Corporation, (2)			(768,512)
	Total Beverages			(2,185,686)

	Biotechnology – (2.1)%

(6,000)	Intercept Pharmaceuticals Incorporated, (2)			(671,400)

(31,500)	Intrexon Corporation, (2)			(671,580)

(89,700)	Opko Health Inc., (2)			(550,758)
	Total Biotechnology			(1,893,738)

	Building Products – (0.8)%

(18,300)	Johnson Controls International PLC			(764,208)

	Chemicals – (4.8)%

(5,400)	International Flavors & Fragrances Inc.			(744,606)

(1,600)	NewMarket Corporation			(744,560)

(6,400)	PPG Industries, Inc.			(680,704)

(5,200)	Praxair, Inc.			(687,908)

(14,300)	RPM International, Inc.			(775,489)

6	NUVEEN

Shares	Description (1)	Value

	Chemicals (continued)

(9,900)	WR Grace & Company	$(709,731)
	Total Chemicals	(4,342,998)

	Containers & Packaging – (0.7)%

(16,000)	Ball Corporation	(654,400)

	Distributors – (0.8)%

(23,900)	LKQ Corporation, (2)	(752,611)

	Diversified Telecommunication Services – (0.3)%

(6,500)	Verizon Communications Inc.	(303,160)

	Electric Utilities – (4.6)%

(17,800)	Alliant Energy Corporation	(738,166)

(8,500)	Duke Energy Corporation	(728,280)

(6,800)	PG&E Corporation	(464,984)

(6,800)	Pinnacle West Capital Corporation	(600,780)

(13,200)	PPL Corporation	(526,812)

(15,100)	Southern Company	(764,211)

(7,100)	Westar Energy Inc.	(375,945)
	Total Electric Utilities	(4,199,178)

	Electrical Equipment – (0.8)%

(4,500)	Acuity Brands Inc.	(733,095)

	Energy Equipment & Services – (3.8)%

(11,500)	Halliburton Company	(519,685)

(11,000)	National-Oilwell Varco Inc.	(359,370)

(26,800)	Patterson-UTI Energy, Inc.	(571,376)

(27,000)	RPC Inc.	(507,330)

(6,600)	Schlumberger Limited	(459,294)

(53,800)	Superior Energy Services, Inc.	(557,906)

(105,400)	Weatherford International PLC, (2)	(505,920)
	Total Energy Equipment & Services	(3,480,881)

	Equity Real Estate Investment Trusts – (1.7)%

(10,000)	American Campus Communities Inc.	(474,600)

(9,300)	Realty Income Corporation	(510,849)

(8,800)	Ventas Inc.	(585,112)
	Total Equity Real Estate Investment Trusts	(1,570,561)

	Food & Staples Retailing – (0.8)%

(6,200)	Casey’s General Stores, Inc.	(721,618)

	Food Products – (4.3)%

(21,800)	Hormel Foods Corporation	(733,134)

(9,800)	Kellogg Company	(701,680)

NUVEEN	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Food Products (continued)

(4,200)	Kraft Heinz Company	$(387,240)

(5,700)	McCormick & Company, Incorporated	(593,655)

(15,800)	Mondelez International Inc.	(736,122)

(9,300)	Treehouse Foods Inc., (2)	(717,774)
	Total Food Products	(3,869,605)

	Gas Utilities – (0.8)%

(8,700)	Atmos Energy Corporation	(724,797)

	Health Care Equipment & Supplies – (3.9)%

(16,800)	Abbott Laboratories	(767,088)

(12,200)	DENTSPLY SIRONA Inc.	(774,944)

(7,900)	DexCom, Inc., (2)	(528,036)

(6,500)	Edwards Lifesciences Corporation, (2)	(747,955)

(7,300)	West Pharmaceutical Services Inc.	(708,246)
	Total Health Care Equipment & Supplies	(3,526,269)

	Health Care Providers & Services – (0.6)%

(13,200)	Acadia Healthcare Company Inc., (2)	(545,688)

	Health Care Technology – (0.8)%

(5,200)	AthenaHealth Inc., (2)	(696,696)

	Household Durables – (4.0)%

(14,000)	Garmin Limited	(728,560)

(14,100)	Leggett and Platt Inc.	(733,482)

(13,700)	Lennar Corporation, Class A	(702,947)

(3,200)	Mohawk Industries Inc., (2)	(765,760)

(12,300)	Newell Brands Inc.	(651,285)
	Total Household Durables	(3,582,034)

	Household Products – (2.5)%

(5,700)	Clorox Company	(773,661)

(9,600)	Colgate-Palmolive Company	(733,056)

(8,800)	Procter & Gamble Company	(775,192)
	Total Household Products	(2,281,909)

	Insurance – (1.6)%

(8,900)	Hanover Insurance Group Inc.	(742,171)

(12,800)	Mercury General Corporation	(716,800)
	Total Insurance	(1,458,971)

	Internet and Direct Marketing Retail – (2.2)%

(12,300)	Liberty Ventures, (2)	(662,847)

(4,000)	NetFlix.com Inc., (2)	(652,280)

(17,700)	TripAdvisor Inc., (2)	(681,627)
	Total Internet and Direct Marketing Retail	(1,996,754)

8	NUVEEN

Shares	Description (1)	Value

	Internet Software & Services – (1.5)%

(74,700)	Pandora Media, Inc., (2)	$(664,830)

(16,900)	Zillow Group, Inc., (2)	(735,488)
	Total Internet Software & Services	(1,400,318)

	IT Services – (1.6)%

(7,800)	Global Payments Inc.	(714,558)

(7,400)	WEX, Inc., (2)	(755,984)
	Total IT Services	(1,470,542)

	Leisure Products – (0.8)%

(31,900)	Mattel, Inc.	(730,829)

	Life Sciences Tools & Services – (1.5)%

(3,300)	Bio-Rad Laboratories Inc., (2)	(737,484)

(1,000)	Mettler-Toledo International Inc., (2)	(582,810)
	Total Life Sciences Tools & Services	(1,320,294)

	Machinery – (2.3)%

(15,500)	Flowserve Corporation	(751,750)

(9,200)	Pentair Limited	(609,224)

(13,900)	Xylem Inc.	(724,746)
	Total Machinery	(2,085,720)

	Media – (0.9)%

(2,300)	Charter Communications, Inc., Class A, (2)	(794,765)

	Metals & Mining – (0.8)%

(11,400)	Compass Minerals International, Inc.	(731,310)

	Multi-Utilities – (1.5)%

(9,800)	Dominion Resources, Inc.	(791,546)

(5,000)	Sempra Energy	(582,450)
	Total Multi-Utilities	(1,373,996)

	Oil, Gas & Consumable Fuels – (5.5)%

(7,000)	Cheniere Energy Inc., (2)	(341,040)

(4,800)	Cimarex Energy Company	(516,288)

(6,100)	EOG Resources, Inc.	(550,891)

(2,900)	Exxon Mobil Corporation	(233,450)

(12,100)	Hess Corporation	(555,269)

(9,400)	Occidental Petroleum Corporation	(553,942)

(4,700)	Phillips 66	(357,717)

(3,200)	Pioneer Natural Resources Company	(533,952)

(16,800)	Range Resources Corporation	(387,408)

(76,500)	Southwestern Energy Company, (2)	(463,590)

(47,000)	WPX Energy Inc., (2)	(508,540)
	Total Oil, Gas & Consumable Fuels	(5,002,087)

NUVEEN	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Personal Products – (0.8)%

(38,200)	Coty Inc., Class A	$(723,508)

	Pharmaceuticals – (1.5)%

(20,200)	Mylan NV, (2)	(787,396)

(7,800)	Perrigo Company	(568,230)
	Total Pharmaceuticals	(1,355,626)

	Professional Services – (0.9)%

(5,700)	Equifax Inc.	(779,760)

	Semiconductors & Semiconductor Equipment – (0.6)%

(2,400)	Broadcom Limited	(574,752)

	Software – (4.5)%

(51,600)	FireEye Inc., (2)	(773,484)

(8,300)	Guidewire Software Incorporated, (2)	(551,286)

(8,100)	Salesforce.com, Inc., (2)	(726,084)

(4,100)	Tyler Technologies Inc., (2)	(700,608)

(3,500)	Ultimate Software Group, Inc., (2)	(772,590)

(5,600)	Workday Inc., Class A, (2)	(559,888)
	Total Software	(4,083,940)

	Specialty Retail – (3.2)%

(5,400)	Advance Auto Parts, Inc.	(721,602)

(11,600)	CarMax, Inc., (2)	(728,828)

(2,900)	O’Reilly Automotive Inc., (2)	(702,032)

(13,200)	Tractor Supply Company	(727,980)
	Total Specialty Retail	(2,880,442)

	Textiles, Apparel & Luxury Goods – (1.4)%

(14,500)	Lululemon Athletica Inc., (2)	(699,915)

(31,400)	Under Armour, Inc., (2)	(601,624)
	Total Textiles, Apparel & Luxury Goods	(1,301,539)

	Thrifts & Mortgage Finance – (0.8)%

(58,100)	New York Community Bancorp Inc.	(750,652)

	Trading Companies & Distributors – (0.8)%

(16,700)	Fastenal Company	(720,939)

	Transportation Infrastructure – (0.6)%

(7,000)	Macquarie Infrastructure Corporation	(545,300)

	Water Utilities – (1.7)%

(9,900)	American Water Works Company	(773,982)

(24,300)	Aqua America Inc.	(794,367)
	Total Water Utilities	(1,568,349)
	Total Common Stocks Sold Short (proceeds $71,134,221)	(72,005,638)
	Other Assets Less Liabilities – 32.7%	29,748,204
	Net Assets – 100%	$90,889,882

10	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$130,577,816	$—	$—	$130,577,816
Short-Term Investments:
Repurchase Agreements	—	2,569,500	—	2,569,500
Common Stocks Sold Short	(72,005,638)	—	—	(72,005,638)
Total	$58,572,178	$2,569,500	$—	$61,141,678

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding common stocks sold short) was $119,089,183.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$17,803,144
Depreciation	(3,745,011)
Net unrealized appreciation (depreciation) of investments	$14,058,133

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $34,910,930 have been pledged as collateral for Common Stocks Sold Short.

REIT	Real Estate Investments Trust

NUVEEN	11

Nuveen Growth Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 4.2%

6,271	Boeing Company	$1,176,628

7,767	Spirit AeroSystems Holdings Inc.	423,224

1,744	TransDigm Group Inc., (2)	467,532
	Total Aerospace & Defense	2,067,384

	Air Freight & Logistics – 0.9%

8,695	Expeditors International of Washington, Inc.	464,139

	Banks – 0.9%

5,412	JPMorgan Chase & Co.	444,596

	Beverages – 3.7%

12,602	Coca-Cola Company	573,013

10,917	PepsiCo, Inc.	1,275,870
	Total Beverages	1,848,883

	Biotechnology – 5.7%

9,452	Amgen Inc.	1,467,328

3,465	Biogen Inc., (2)	858,523

7,495	Gilead Sciences, Inc.	486,351
	Total Biotechnology	2,812,202

	Communication Equipment – 0.9%

3,498	F5 Networks, Inc., (2)	448,199

	Construction Materials – 1.1%

5,984	Eagle Materials Inc.	564,291

	Financial Exchanges and Data – 2.1%

8,562	Moody’s Corporation	1,014,169

	Food & Staples Retailing – 3.8%

20,063	Sysco Corporation	1,094,637

9,934	Walgreens Boots Alliance Inc.	804,853
	Total Food & Staples Retailing	1,899,490

	Food Products – 1.7%

14,658	Tyson Foods, Inc., Class A	840,490

	Health Care Equipment & Supplies – 1.7%

13,816	Baxter International, Inc.	819,427

	Health Care Providers & Services – 12.9%

7,283	Aetna Inc.	1,055,015

12	NUVEEN

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

8,570	AmerisourceBergen Corporation	$786,469

3,438	Anthem Inc.	626,919

8,926	Cardinal Health, Inc.	663,113

15,151	Express Scripts, Holding Company, (2)	905,272

4,494	McKesson HBOC Inc.	732,926

9,250	UnitedHealth Group Incorporated	1,620,415
	Total Health Care Providers & Services	6,390,129

	Health Care Technology – 1.3%

9,904	Veeva Systems Inc., Class A, (2)	629,300

	Hotels, Restaurants & Leisure – 5.1%

8,362	Brinker International Inc.	328,041

3,117	Dominos Pizza Inc.	659,931

6,653	McDonald’s Corporation	1,003,871

7,278	YUM! Brands, Inc.	528,674
	Total Hotels, Restaurants & Leisure	2,520,517

	Industrial Conglomerates – 0.9%

4,415	Carlisle Companies Inc.	447,372

	Insurance – 1.2%

4,783	Reinsurance Group of America Inc.	595,531

	Internet Software & Services – 4.7%

2,363	Alphabet Inc., Class A, (2)	2,332,494

	IT Services – 11.6%

12,277	Booz Allen Hamilton Holding	484,205

5,015	Gartner Inc., (2)	599,794

5,769	Henry Jack and Associates Inc.	612,725

17,363	MasterCard, Inc.	2,133,565

19,757	Visa Inc.	1,881,459
	Total IT Services	5,711,748

	Machinery – 1.1%

3,584	Parker Hannifin Corporation	564,372

	Media – 8.1%

13,156	Comcast Corporation, Class A	548,474

7,943	Discovery Communications Inc., Class A, (2)	210,490

11,896	Omnicom Group, Inc.	995,933

6,425	Scripps Networks Interactive, Class A	425,464

143,955	Sirius XM Holdings Inc.	755,764

6,196	Time Warner Inc.	616,440

4,084	Walt Disney Company	440,827
	Total Media	3,993,392

NUVEEN	13

Nuveen Growth Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Multiline Retail – 1.2%

11,003	Target Corporation	$606,815

	Semiconductors & Semiconductor Equipment – 1.0%

8,581	QUALCOMM, Inc.	491,434

	Software – 8.7%

16,510	Cadence Design Systems, Inc., (2)	580,161

7,186	Intuit, Inc.	1,010,639

23,457	Microsoft Corporation	1,638,237

5,900	Red Hat, Inc., (2)	528,463

7,259	Synopsys Inc., (2)	543,481
	Total Software	4,300,981

	Specialty Retail – 9.4%

15,637	Home Depot, Inc.	2,400,436

14,566	Lowe’s Companies, Inc.	1,147,364

17,131	Ross Stores, Inc.	1,095,014
	Total Specialty Retail	4,642,814

	Technology Hardware, Storage & Peripherals – 4.9%

15,864	Apple, Inc.	2,423,384

	Tobacco – 0.9%

5,988	Altria Group, Inc.	451,735
	Total Long-Term Investments (cost $39,381,809)	49,325,288
	Other Assets Less Liabilities – 0.3%	164,114
	Net Assets – 100%	$49,489,402

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$49,325,288	$—	$—	$49,325,288

14	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $39,613,081.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$10,679,376
Depreciation	(967,169)
Net unrealized appreciation (depreciation) of investments	$9,712,207

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

NUVEEN	15

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 28, 2017